ORGANIZATION AND PRINCIPAL ACTIVITIES - Gain on deconsolidation (Details) - USD ($)	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2022	Mar. 31, 2021
Gain on deconsolidation
Carrying amount of net deficit of Jinkailong as of March 31, 2022	$ (34,601,545)	$ (36,323,523)	$ (34,064,921)
Jinkailong | Discontinued operations
Gain on deconsolidation
Carrying amount of net deficit of Jinkailong as of March 31, 2022	15,227,359
Carrying amount of non-controlling interest	(3,605,156)
Cumulative currency translation adjustment removal	(670,658)
Net gain on deconsolidation of Jinkailong	$ 10,951,545